FOLLOW-ON EQUITY OFFERINGS	12 Months Ended
Dec. 31, 2017
FOLLOW-ON EQUITY OFFERING [Abstract]
FOLLOW-ON EQUITY OFFERINGS
4. FOLLOW-ON EQUITY OFFERINGS

 In February 2015, the Company issued 1,540,000 America depositary shares ("ADSs"), representing 38,500,000 ordinary shares, through a follow-on public offering. The proceeds, net of issuance cost of $2.0 million, were $28.0 million.